Equity - Summary of Changes in Common Shares Outstanding (Detail)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Common Shares issued	118,279,534	101,342,718	53,808,461
Repurchase of Common Shares for escrowed stock plan	(2,000,000)	(2,000,000)
Common Shares outstanding	116,279,534	99,342,718